Salient MF Trust

Supplement dated May 23, 2016 to the

Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, and Salient Trend Fund Class A, Class C, and Class I Prospectus,

Salient Tactical Plus Fund Class A, Class C, Class I, and Class F Prospectus, and

Salient MLP & Energy Infrastructure Fund Class R6 Prospectus

each dated May 1, 2016, as supplemented.

IMPORTANT NOTICE REGARDING CHANGES TO THE TRANSFER AGENT AND

HOW TO BUY SHARES

CHANGES TO THE TRANSFER AGENT

Effective on or about July 23, 2016, ALPS Fund Services, Inc. will replace FIS Investor Services, LLC as transfer agent to the Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund, and Salient Trend Fund (the “Funds”). Accordingly, the transfer agent contact information in the prospectus will be changed to correspond with the following table:

	Current Information	Information Effective on or about July 23, 2016
Transfer Agency	FIS Investor Services, LLC	ALPS Fund Services, Inc.
P.O. Box	PO Box 182607 Columbus, OH 43218	PO Box 1920 Denver, CO 80201
Street Address	4249 Easton Way, Suite 400 Columbus, OH 43219	1290 Broadway, Suite 1100 Denver, CO 80203

CHANGES TO HOW TO BUY SHARES

Effective on or about July 23, 2016, the following sentence will be added as the third and final sentence of the third paragraph under the heading “Class A Shares and Class C Shares”:

The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR

FUTURE REFERENCE

SUPP SMFT TA CONV 05232016

Salient MF Trust

Supplement dated May 23, 2016

to the Statement of Additional Information dated May 1, 2016

IMPORTANT NOTICE REGARDING CHANGES TO THE TRANSFER AGENT

CHANGES TO THE TRANSFER AGENT

Effective on or about July 23, 2016, ALPS Fund Services, Inc. will replace FIS Investor Services, LLC as transfer agent to the Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund, and Salient Trend Fund (the “Funds”). Accordingly, the transfer agent contact information in the prospectus will be changed to correspond with the following table:

	Current Information	Information Effective on or about July 23, 2016
Transfer Agency	FIS Investor Services, LLC	ALPS Fund Services, Inc.
P.O. Box	PO Box 182607 Columbus, OH 43218	PO Box 1920 Denver, CO 80201
Street Address	4249 Easton Way, Suite 400 Columbus, OH 43219	1290 Broadway, Suite 1100 Denver, CO 80203

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUPP SMFT TA CONV SAI 05232016